Amounts Recognized in Accumulated Other Comprehensive Income (loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (248,751)	¥ (333,203)
Prior service costs	48,221	53,360
Net transition obligation
Net amount recognized	(200,530)	(279,843)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(46,278)	(96,151)
Prior service costs	(1,659)	(1,921)
Net transition obligation
Net amount recognized	¥ (47,937)	¥ (98,072)